Note 6 - Common Stock, Preferred Stock, Warrants and Options - Shares Authorized Under Stock Option Plans (Details)	12 Months Ended
Dec. 31, 2020 $ / shares shares
Option Outstanding, Number Of Options (in shares)	20,212,174
Option Exercisable, Weighted Average Remaining Life In Years (Year)	3 years 251 days
Option Exercisable, Number Of Options (in shares)	19,462,174
Option Exercisable, Number Of Options (in shares)	19,462,174
Exercise Price Range One [Member]
Option Outstanding, Exercise Price (in dollars per share) | $ / shares	$ 0.041
Option Outstanding, Number Of Options (in shares)	19,000,000
Option Exercisable, Weighted Average Remaining Life In Years (Year)	3 years 226 days
Option Exercisable, Number Of Options (in shares)	19,000,000
Option Exercisable, Number Of Options (in shares)	19,000,000
Exercise Price Range Two [Member]
Option Outstanding, Exercise Price (in dollars per share) | $ / shares	$ 0.065
Option Outstanding, Number Of Options (in shares)	1,000,000
Option Exercisable, Weighted Average Remaining Life In Years (Year)	4 years 182 days
Option Exercisable, Number Of Options (in shares)	250,000
Option Exercisable, Number Of Options (in shares)	250,000
Exercise Price Range Three [Member]
Option Outstanding, Exercise Price (in dollars per share) | $ / shares	$ 0.24
Option Outstanding, Number Of Options (in shares)	208,160
Option Exercisable, Weighted Average Remaining Life In Years (Year)	6 years 76 days
Option Exercisable, Number Of Options (in shares)	208,160
Option Exercisable, Number Of Options (in shares)	208,160
Exercise Price Range Four [Member]
Option Outstanding, Exercise Price (in dollars per share) | $ / shares	$ 70.26
Option Outstanding, Number Of Options (in shares)	3,449
Option Exercisable, Weighted Average Remaining Life In Years (Year)	1 year 182 days
Option Exercisable, Number Of Options (in shares)	3,449
Option Exercisable, Number Of Options (in shares)	3,449
Exercise Price Range Five [Member]
Option Outstanding, Exercise Price (in dollars per share) | $ / shares	$ 420
Option Outstanding, Number Of Options (in shares)	565
Option Exercisable, Weighted Average Remaining Life In Years (Year)	135 days
Option Exercisable, Number Of Options (in shares)	565
Option Exercisable, Number Of Options (in shares)	565